UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       2/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             139

Form 13F Information Table Value Total:  $      493,080
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                    COM            88579Y101    11130   119874 SH       SOLE                119874      0    0
AES Trust III                             PFD            00808N202     1821    36676 SH       SOLE                 36676      0    0
AGL Resources                             COM            001204106      820    20523 SH       SOLE                 20523      0    0
AT&T Inc.                                 COM            00206r102      500    14847 SH       SOLE                 14847      0    0
Aberdeen Global Income Fund Inc.          COM            003013109      335    23550 SH       SOLE                 23550      0    0
Aflac Inc.                                COM            001055102     9957   187440 SH       SOLE                187440      0    0
AllianceBernstein Income Fund             COM            01881E101      136    16850 SH       SOLE                 16850      0    0
Amer Electric Power Co.                   COM            025537101     1653    38739 SH       SOLE                 38739      0    0
American Express Co.                      COM            025816109     6774   117845 SH       SOLE                117845      0    0
American Intl. Group Inc.                 COM            026874784     5755   163040 SH       SOLE                163040      0    0
Amerigas Partners LP                      COM            030975106     1647    42525 SH       SOLE                 42525      0    0
Annaly Mortgage Management                COM            035710409     4836   344456 SH       SOLE                344456      0    0
Apache Corporation Convertible            PFD            037411808     2038    44595 SH       SOLE                 44595      0    0
Apple Computer Inc.                       COM            037833100    10400    19543 SH       SOLE                 19543      0    0
Ares Capital Corporation                  COM            04010L103     6928   395886 SH       SOLE                395886      0    0
Atlantic Power Corp.                      COM            04878Q863     4357   381156 SH       SOLE                381156      0    0
Atmos Energy Corp.                        COM            049560105     1863    53058 SH       SOLE                 53058      0    0
Automatic Data Process.                   COM            053015103    12942   227331 SH       SOLE                227331      0    0
BCE Inc.                                  COM            05534B760      812    18917 SH       SOLE                 18917      0    0
Bank of America Corp. Preferred L         PFD            060505682     4103     3615 SH       SOLE                  3615      0    0
Bank of New York                          COM            064058100      418    16248 SH       SOLE                 16248      0    0
Becton Dickinson Co                       COM            075887109     7472    95556 SH       SOLE                 95556      0    0
Berkshire Hathaway Inc. - A               COM            084670108      268        2 SH       SOLE                     2      0    0
Berkshire Hathaway Inc. - B               COM            084670702    17168   191389 SH       SOLE                191389      0    0
BioMed Realty Trust Inc.                  COM            09063H107     1346    69630 SH       SOLE                 69630      0    0
Biomed Realty Tr PFD A                    PFD            09063H206     3395   133265 SH       SOLE                133265      0    0
Black Rock Build America Bond Trust       COM            09248X100     3228   141163 SH       SOLE                141163      0    0
Boardwalk Pipeline Partners, LP           COM            096627104      243     9750 SH       SOLE                  9750      0    0
Buckeye Partners LP                       COM            118230101      937    20640 SH       SOLE                 20640      0    0
Canadian Natural Resources Ltd.           COM            136385101     3971   137552 SH       SOLE                137552      0    0
CenterPoint Energy                        COM            15189T107      618    32089 SH       SOLE                 32089      0    0
Chevrontexaco Corp.                       COM            166764100      751     6948 SH       SOLE                  6948      0    0
Cigna Corp.                               COM            125509109      376     7029 SH       SOLE                  7029      0    0
Cisco Systems Inc.                        COM            17275r102     8094   411940 SH       SOLE                411940      0    0
Coca Cola Company                         COM            191216100      254     7000 SH       SOLE                  7000      0    0
CommonWealth Reit Pref D                  PFD            203233408      877    38017 SH       SOLE                 38017      0    0
Commonwealth Reit Preferred E             PFD            203233606     1990    78918 SH       SOLE                 78918      0    0
Compass Minerals International            COM            20451N101     4777    63937 SH       SOLE                 63937      0    0
ConocoPhillips                            COM            20825C104      471     8127 SH       SOLE                  8127      0    0
Constellation Energy Preferred A          PFD            210387205      219     8580 SH       SOLE                  8580      0    0
Corts Provident Trust 1 Pfd.              PFD            22080X203      533    18830 SH       SOLE                 18830      0    0
Cross Timbers Royalty Trust               COM            22757R109      628    23310 SH       SOLE                 23310      0    0
Danaher Corp. Del                         COM            235851102      692    12376 SH       SOLE                 12376      0    0
Devon Energy Corp.                        COM            25179M103     6485   124613 SH       SOLE                124613      0    0
Digital Realty Trust Inc. Pfd Ser F       PFD            253868806      567    21725 SH       SOLE                 21725      0    0
Dominion Resources Inc.                   COM            25746U109     3043    58740 SH       SOLE                 58740      0    0
Duke Energy Corp.                         COM            26441C204     2615    40991 SH       SOLE                 40991      0    0
Enbridge Energy Mgmt                      COM            29250X103     2936   101622 SH       SOLE                101622      0    0
Enbridge Energy Ptrs. LP                  COM            29250R106     1078    38632 SH       SOLE                 38632      0    0
Energy Transfer Equity L.P.               COM            29273V100      991    21800 SH       SOLE                 21800      0    0
Energy Transfer Partners                  COM            29273R109     4028    93829 SH       SOLE                 93829      0    0
Enerplus Corporation                      COM            292766102     1594   122960 SH       SOLE                122960      0    0
Enterprise Products Pptns Lp              COM            293792107     3296    65814 SH       SOLE                 65814      0    0
Exelon Corp.                              COM            30161N101     6880   231355 SH       SOLE                231355      0    0
ExxonMobil Corp.                          COM            30231G102    14982   173098 SH       SOLE                173098      0    0
Felcor Lodging Trust Inc. Pfd. A          PFD            31430F200     2526   104115 SH       SOLE                104115      0    0
Felcor Lodging Trust Inc. Pfd. C          PFD            31430F507     1227    50122 SH       SOLE                 50122      0    0
First Potomac Realty Trust Pfd. A         PFD            33610F307      990    38556 SH       SOLE                 38556      0    0
France Telecom ADS                        COM            35177q105     3606   326354 SH       SOLE                326354      0    0
General Dynamics Corp.                    COM            369550108     5729    82700 SH       SOLE                 82700      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
General Electric Co.                      COM            369604103    12533   597090 SH       SOLE                597090      0    0
Gilead Sciences Inc.                      COM            375558103      360     4895 SH       SOLE                  4895      0    0
Google Inc. Cl A                          COM            38259p508     8799    12439 SH       SOLE                 12439      0    0
HSBC USA Inc. Series G Dep Shares         PFD            404288H88      756    33295 SH       SOLE                 33295      0    0
HSBC USA, Inc. Preferred D                PFD            40428H706     1457    58294 SH       SOLE                 58294      0    0
Health Care REIT Inc.                     COM            42217K106     1644    26830 SH       SOLE                 26830      0    0
Horsehead Holding Corp.                   COM            440694305     1526   149450 SH       SOLE                149450      0    0
Intel Corp.                               COM            458140100     8831   428286 SH       SOLE                428286      0    0
International Business Machines Corp.     COM            459200101      333     1740 SH       SOLE                  1740      0    0
Ishares Emerging Markets Fund             COM            464287234      460    10367 SH       SOLE                 10367      0    0
Johnson & Johnson                         COM            478160104    13990   199565 SH       SOLE                199565      0    0
Johnson Controls Inc.                     COM            478366107     8873   289315 SH       SOLE                289315      0    0
Kinder Morgan Energy Ptrs.                COM            494550106     4178    52368 SH       SOLE                 52368      0    0
Kinder Morgan Mgmt.                       COM            49455U100     9072   120220 SH       SOLE                120220      0    0
Linn Energy, LLC                          COM            536020100      352    10000 SH       SOLE                 10000      0    0
Lowe's Companies Inc.                     COM            548661107    16421   462310 SH       SOLE                462310      0    0
MFA Mortgage Investments Pfd. A           PFD            55272X201      354    13800 SH       SOLE                 13800      0    0
Macquarie Infrastructure Company          COM            55608B105      228     5000 SH       SOLE                  5000      0    0
Magellan Midstream Partners LP COM        COM            559080106      422     9760 SH       SOLE                  9760      0    0
Markel Corp.                              COM            570535104      361      834 SH       SOLE                   834      0    0
Methanex Corp.                            COM            59151K108      907    28475 SH       SOLE                 28475      0    0
Microsoft Corp.                           COM            594918104    11521   431353 SH       SOLE                431353      0    0
Morgan Stanley Prd A                      COM            61747S504     2094   107185 SH       SOLE                107185      0    0
National Grid PLC ADR                     COM            636274300     7697   133994 SH       SOLE                133994      0    0
National Oilwell Varco, Inc.              COM            637071101     2911    42585 SH       SOLE                 42585      0    0
Nestle SA ADR                             COM            641069406     6190    94977 SH       SOLE                 94977      0    0
NextEra Energy Convertible                COM            65339F507     2536    47856 SH       SOLE                 47856      0    0
Nextera Energy Corp                       COM            65339F101     1769    25568 SH       SOLE                 25568      0    0
Noble Corp.                               COM            H5833N103     4300   123503 SH       SOLE                123503      0    0
Norfolk Southern Corp.                    COM            655844108      232     3747 SH       SOLE                  3747      0    0
Northeast Utilities                       COM            664397106     1055    26997 SH       SOLE                 26997      0    0
Novartis AG ADR                           COM            66987V109    16227   256347 SH       SOLE                256347      0    0
Nustar Energy LP                          COM            67058H102     1652    38886 SH       SOLE                 38886      0    0
Nuveen Build America Bond Opportunity     COM            67074Q102      412    19017 SH       SOLE                 19017      0    0
Fund
Nuveen Floating Rate Income Fund          COM            67072T108     1041    85372 SH       SOLE                 85372      0    0
Nuveen Municipal Value Fund               COM            670928100      790    77028 SH       SOLE                 77028      0    0
Oneok Inc.                                COM            682680103      517    12103 SH       SOLE                 12103      0    0
PNC Financial Services Group              COM            693475105     7885   135234 SH       SOLE                135234      0    0
PPL Corp.                                 COM            69351T106      862    30107 SH       SOLE                 30107      0    0
Pembina Pipeline Corp.                    COM            706327103     4974   173659 SH       SOLE                173659      0    0
Penn West Energy Trust                    COM            707887105      641    59066 SH       SOLE                 59066      0    0
Pepsico Inc.                              COM            713448108      550     8037 SH       SOLE                  8037      0    0
Pfizer Inc.                               COM            717081103    11238   448082 SH       SOLE                448082      0    0
Philip Morris International               COM            718172109      277     3314 SH       SOLE                  3314      0    0
Phillips 66                               COM            718546104      216     4062 SH       SOLE                  4062      0    0
Plains All American Pipeline Lp           COM            726503105      436     9634 SH       SOLE                  9634      0    0
Potomac Electric Pwr Co.                  COM            713291102      383    19534 SH       SOLE                 19534      0    0
PowerShares Dynamic Large Cap Value       COM            73935X708      202     9245 SH       SOLE                  9245      0    0
Procter & Gamble Co.                      COM            742718109     6584    96974 SH       SOLE                 96974      0    0
Prudential Financial Inflation            PFD            744320409     1665    64019 SH       SOLE                 64019      0    0
RLJ Lodging Trust                         COM            749607107      211    10900 SH       SOLE                 10900      0    0
Royal Dutch Shell B                       COM            780259107      218     3073 SH       SOLE                  3073      0    0
SPDR Barclays Capital High Yield Bond     COM            78464A417     1433    35210 SH       SOLE                 35210      0    0
Schlumberger Ltd.                         COM            806857108      239     3442 SH       SOLE                  3442      0    0
Spectra Energy                            COM            847560109     5802   211912 SH       SOLE                211912      0    0
Steel Dynamics, Inc.                      COM            858119100     4043   294436 SH       SOLE                294436      0    0
Sunstone Hotel Investors Pfd. A           PFD            867892200     1018    41040 SH       SOLE                 41040      0    0
TC Pipelines LP                           COM            87233Q108      483    11976 SH       SOLE                 11976      0    0
Thermo Fisher Scientific Inc.             COM            883556102     6323    99131 SH       SOLE                 99131      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Tupperware Corp.                          COM            899896104     6774   105686 SH       SOLE                105686      0    0
United Parcel Service - B                 COM            911312106     9156   124183 SH       SOLE                124183      0    0
United Technologies Corp. Preferred A     PFD            913017117     2787    50030 SH       SOLE                 50030      0    0
Vanguard Emerging Markets Stock ETF       COM            922042858      230     5167 SH       SOLE                  5167      0    0
Verizon Communications                    COM            92343v104     4374   101077 SH       SOLE                101077      0    0
Virginia Commerce Banccorp Inc.           COM            92778Q109      241    26930 SH       SOLE                 26930      0    0
Vodaphone Group ADR                       COM            92857W209     4323   171620 SH       SOLE                171620      0    0
WPX Energy, Inc.                          COM            98212B103     1151    77371 SH       SOLE                 77371      0    0
Wal-Mart Stores Inc.                      COM            931142103     1016    14895 SH       SOLE                 14895      0    0
Walgreen Company                          COM            931422109      222     6000 SH       SOLE                  6000      0    0
Weight Watchers Int'l.                    COM            948626106     3235    61793 SH       SOLE                 61793      0    0
Wellpoint Inc.                            COM            94973V107     9764   160276 SH       SOLE                160276      0    0
Wells Fargo & Co.                         COM            949746101      558    16331 SH       SOLE                 16331      0    0
Wells Fargo & Co. Pfd A                   PFD            949746804     5234     4273 SH       SOLE                  4273      0    0
Westar Energy Inc.                        COM            95709T100     3173   110850 SH       SOLE                110850      0    0
Wisdom Tree Small Cap                     COM            97717W562     6628   116868 SH       SOLE                116868      0    0
WisdomTree Emerging Markets               COM            97717W315    13387   234075 SH       SOLE                234075      0    0
Xcel Energy Inc.                          COM            98389B100     1673    62631 SH       SOLE                 62631      0    0
iShares Barclay 1-3 Year Credit Bond      COM            464288646      240     2280 SH       SOLE                  2280      0    0
iShares TR iBoxx High Yield Corp Bd       COM            464288513      282     3016 SH       SOLE                  3016      0    0


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